NOTE 15 - ASSET RETIREMENT OBLIGATION (Tables)	6 Months Ended
Jun. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Reconciliation of ARO liability for continuing operations
	6/30/2011	12/31/2011
Asset retirement obligation at the beginning of period	21,861	5,368
Liabilities incurred		-
Revisions to previous estimates		11,876
Dispositions		-
Accretion expense	1,213	4,617
Asset retirement obligation at the end of period	23,074	21,861